Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2024	December 31, 2023
Right of use assets, net	$1,116,224	$1,680,547

Operating lease liabilities, current	$771,196	$761,904
Operating lease liabilities, noncurrent	214,485	1,003,943
Total operating lease liabilities	$985,681	$1,765,847

Other information about the Company’s leases is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Operating cash flows used in operating leases	$814,310	$762,963	$223,122
Weighted average remaining lease term (years)	1.51	2.47	0.56
Weighted average discount rate	4.75%	4.74%	4.75%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

December 31, 2024
For the year ending December 31, 2025	$801,986
For the year ending December 31, 2026	216,185
Total lease payments	1,018,171
Less: Imputed interest	(32,490)
Present value of lease liabilities	$985,681